Deposits (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Deposits
Security Deposits	$ 261,485	$ 249,917
Aircraft [Member]
Deposits
Security Deposits	215,775	198,444
Building [Member]
Deposits
Security Deposits	43,309	43,309
Prepaid Expenses [Member]
Deposits
Security Deposits	$ 2,401	$ 8,164